Note 25 Estimated benefit payments (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Not later than one year [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 639
Not later than one year [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	380
Not later than one year [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	229
Not later than one year [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	30
Later than one year and not later than two years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	522
Later than one year and not later than two years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	240
Later than one year and not later than two years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	246
Later than one year and not later than two years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	36
Later than two years and not later than three years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	516
Later than two years and not later than three years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	209
Later than two years and not later than three years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	261
Later than two years and not later than three years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	46
Later than three years and not later than four years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	516
Later than three years and not later than four years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	180
Later than three years and not later than four years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	278
Later than three years and not later than four years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	58
Later than four years and not later than five years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	525
Later than four years and not later than five years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	153
Later than four years and not later than five years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	297
Later than four years and not later than five years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	75
Later than five years and not later than ten years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	3,087
Later than five years and not later than ten years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	557
Later than five years and not later than ten years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	1,635
Later than five years and not later than ten years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 895